Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 19, 2021	Jan. 27, 2021
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)		$ 0.01
Aggregate amount of the declared distribution		$ 485
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	0.5125
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.53125